Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Leather and other raw materials	€ 24,580	€ 24,088
Goods in process	8,852	8,800
Finished goods	30,477	36,797
Total	€ 63,909	€ 69,685	€ 84,227	€ 91,077